Average Annual Total Returns (Vanguard Target Retirement 2010 Fund Participant)	Vanguard Target Retirement 2010 Fund Vanguard Target Retirement 2010 Fund - Investor Shares 10/1/2013 - 9/30/2014	Barclays U.S. Aggregate Bond Index Vanguard Target Retirement 2010 Fund Vanguard Target Retirement 2010 Fund - Investor Shares 10/1/2013 - 9/30/2014	MSCI US Broad Market Index Vanguard Target Retirement 2010 Fund Vanguard Target Retirement 2010 Fund - Investor Shares 10/1/2013 - 9/30/2014	Target 2010 Composite Index Vanguard Target Retirement 2010 Fund Vanguard Target Retirement 2010 Fund - Investor Shares 10/1/2013 - 9/30/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.93%	5.97%	12.66%	6.13%
Five Years	7.95%	4.45%	15.75%	8.05%
Since Inception	5.98%	5.27%	8.55%	5.99%